Fees Summary	Jun. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 174,620,600.00
Total Fee Amount	24,115.11
Total Offset Amount	0.00
Net Fee	$ 24,115.11
Offering Table N/A
Offset Table N/A	N/A